Dividends (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 21, 2017 $ / shares	Feb. 21, 2017 R / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends declared per share | (per share)	$ 0.1	R 1.30
Dividends paid			$ 39	$ 0	$ 0